Cover	Nov. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2022
Entity File Number	001-41138
Entity Registrant Name	GENESIS GROWTH TECH ACQUISITION CORP.
Entity Central Index Key	0001865697
Entity Tax Identification Number	98-1601264
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Bahnhofstrasse 3
Entity Address, City or Town	Hergiswil Nidwalden
Entity Address, Country	CH
Entity Address, Postal Zip Code	6052
City Area Code	41
Local Phone Number	78 607 99 01
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GGAAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	GGAA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	GGAAW
Security Exchange Name	NASDAQ